     As filed with the Securities and Exchange Commission on April 25, 2003

                            REGISTRATION NO. 33-47703

                                    811-6654

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 30 [X]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 33

                        (CHECK APPROPRIATE BOX OR BOXES)

                            BNY HAMILTON FUNDS, INC.

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

             3435 Stelzer Road                          43219-3035
               Columbus, Ohio                           (Zip Code)
   (Address of Principal Executive Offices)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (614) 470-8000

                                                        Copy to:
               Nimish Bhatt                       John Baumgardner, Jr.
            3435 Stelzer Road                    Sullivan & Cromwell LLP
        Columbus, Ohio 43219-3035                    125 Broad Street
  (Name and Address of Agent for Service)        New York, New York 10004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                       BNY
                                _________________
                                    HAMILTON
                                   Prospectus
                                   April 30, 2003



High Yield Fund

Institutional Shares
Investor Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

                                       BNY
                                    HAMILTON
                                      FUNDS
                          Invest With A Trusted Leader

ABOUT THE FUND
3        BNY Hamilton High Yield Fund

ACCOUNT POLICIES
7        Daily NAV Calculation
7        Distribution (12b-1) Plan
8        Opening an Account/Purchasing Shares
10       Making Exchanges/Redeeming Shares
11       Distributions and Tax Considerations
12       Abusive Trading
12       Investment Advisor
12       Portfolio Manager
12       Seix High Yield Fund Performance
For More Information
Back Cover

BNY HAMILTON HIGH YIELD FUND

CUSIP Numbers:
Institutional Shares 05561M556
Investor Shares 05561M549

Investment Objective

The Fund seeks to provide investors with a high level of current income and, secondarily, capital appreciation.

Principal Investment Strategy

The Fund pursues its objective by investing at least 80% of its assets in U.S. dollar denominated high yield fixed-income securities. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental "80%" policy.) High yield bonds (commonly known as "junk bonds") are those securities that are rated below BBB by Standard & Poor's Corporation ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's").

Due to the complexity of the bond market, the advisors use financial investment techniques that were developed internally to attempt to identify value and adequately control risk for the Fund.

The Fund's construction is generally determined through a research driven process designed to identify value areas within the high yield market. In deciding which bonds to buy and sell, the portfolio manager will emphasize securities that are within the targeted segment of the high yield market, BB/B. The Fund generally will focus on investments that have the following characteristics:

..      industries that have strong fundamentals;

..      companies that have good business prospects and increasing credit strength; and

..      companies that have stable or growing cash flows and effective management.

The Fund may invest in bonds of any maturity and does not expect to target any specific range of maturity.

The Fund may invest up to 20% of its assets in non-high yield securities, such as investment-grade bonds, obligations of domestic banks, obligations backed by the full faith and credit of the United States, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and government-sponsored enterprises (GSEs). The Fund's investments include U.S. dollar denominated debt securities and securities with debt-like characteristics of domestic and foreign issuers, including corporations, partnerships, trusts or similar entities, and sovereign or supranational entities (international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions

3        About the Fund
and related government agencies). The Fund will invest no more than 25% of its assets in foreign securities and will invest in U.S. dollar denominated securities only. The debt securities in which the Fund invests pay interest on either a fixed-rate or a variable-rate basis. The Fund also invests in mortgage-related securities, including collateralized mortgage obligations
(CMOs), which are backed by pools of mortgages and are organized so that different classes of securities with different maturities and coupons are available, real estate mortgage investment conduits (REMICs) and asset-backed securities.

The Fund invests in the various types of mortgage-backed and asset-backed securities based on an evaluation of relative yields and prepayment risks, among other factors. In a period of declining interest rates, for example, the Fund might favor discount mortgage securities over higher yielding premium mortgage securities because of their lower prepayment risks.

The Fund may also invest in guaranteed investment contracts (GICs) issued by U.S. and Canadian insurance companies. In addition, the Fund may invest in tax-exempt municipal obligations when the yields on such obligations are higher than the yields on taxable investments.

The Fund may use futures, options and swaps for the following purposes: managing its exposure to changes in securities prices; as an efficient means of adjusting its overall exposure to certain markets; attempting to enhance income; as a cash management tool; and protecting the value of portfolio securities.

Main Investment Risks

The value of your investment in the Fund generally will fluctuate with interest rate movements. As interest rates rise, bond prices go down. The longer the duration of a bond, the more sharply its value will rise or fall in response to an interest rate change.

Issuers of corporate bonds in the Fund's portfolio could be downgraded in credit rating or default on their payments. Debt securities are subject to credit risk. The risk is magnified with lower rated bonds. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

Further, high yield bonds or "junk bonds" are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay in accordance with the terms of the obligations. Accordingly, these types of bonds present considerable risk of default, particularly when adverse economic conditions exist. High yield bonds may also be subject to substantial market fluctuations and may be less liquid than higher rated securities. As a result, valuation of high yield bonds may involve greater exercise of judgment, and subject the Fund to higher management risk, than is generally the case with higher rated securities. Because high yield bonds may be less liquid than higher

4        About the Fund
quality investments, the Fund could lose money if it cannot sell a bond at the time and price that would be most beneficial to the Fund. A bond whose credit rating has been lowered may be particularly difficult to sell.

When interest rates drop, issuers of high yield bonds and holders of mortgages represented by CMOs and other mortgage-backed securities are more likely to refinance, thus forcing the Fund to find new investments, which could have lower yields.

When interest rates rise, on the other hand, issuers of high yield bonds and mortgage holders tend not to prepay, and then the Fund can miss opportunities to reinvest in more profitable securities.

To the extent the Fund uses futures, options and swaps, it is exposed to the risks of additional volatility and losses caused by factors such as, but not limited to, the advisors' incorrect judgment as to certain market movements, the default by a counterparty to the transaction, the forced sale or purchase of securities at inopportune times or prices, or the inability to close out a transaction due to a lack of liquidity or market.

Investments in foreign securities involve additional risks. Transaction expenses are generally higher on foreign exchanges than in the U.S., which could affect performance. Furthermore, foreign taxes could also detract from performance. Some foreign companies do not adhere to uniform accounting principles, so publicly available financial information may be limited or misleading. Political and social unrest could also affect the performance of this Fund.

The portfolio manager's investment strategies may not work out as planned, and the Fund's performance could suffer.

Investments in the Fund are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in the Fund.

5        About the Fund

Past Performance


No performance information is provided because the Fund will not commence operations until on or about April 30, 2003.


Fees And Expenses

The table below outlines the estimated fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets and are reflected in the total return. Since the Fund is "no-load," shareholders pay no fees or out-of-pocket expenses.

Fee table (% of average net assets)

                                                         Institutional Shares         Investor Shares
-----------------------------------------------------------------------------------------------------------
Shareholder Fees                                                 None                      None
Annual Operating Expenses
-----------------------------------------------------------------------------------------------------------
Management fee                                                   0.60                      0.60
Distribution (12b-1 fees)                                           -                      0.25
Other expenses                                                   0.54                      0.54

Total annual operating expenses*                                 1.14                      1.39
-----------------------------------------------------------------------------------------------------------

*The Advisor has voluntarily agreed to limit the operating expenses of the Fund to 0.89% and 1.14%, for the Institutional Shares and the Investor Shares, respectively, of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment* ($)

                                                  1 Year            3 Years
--------------------------------------------------------------------------------
Institutional Shares                               $116              $362

Investor Shares                                    $142              $440

*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no change in operating expenses and redemption of all shares at the end of the period indicated.

6        About the Fund

                                ACCOUNT POLICIES

The Fund is offered in two share classes - Institutional and Investor. Institutional Shares do not have distribution (12b-1) fees and have generally lower operating expenses, which improves investment performance. Institutional Shares are available only to direct investments over $100,000 or to investors who have specific asset management relationships with the Advisor.

All other investors may purchase Investor Shares. The information below on Daily NAV Calculation and Distributions and Tax Considerations applies to both share classes. The other account policies apply to Investor Shares only. If you want to purchase, exchange or redeem Institutional Shares, contact your Bank of New York representative.

Daily NAV Calculation

Normally, the Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) each day that the exchange is open. When market prices are not available, the Fund will use fair value prices as determined by the Board of Directors.

Purchase and redemption orders received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close. The Fund may invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the Fund may change on days when you will be unable to purchase or redeem shares.

Distribution (12b-1) Plan

The directors have adopted a 12b-1 distribution plan with respect to the Investor Shares of the Fund. The plan permits the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Investor Shares. These fees are paid out of Fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

Opening an Account (Investor Shares)


Minimum investment requirements

                                                                Minimum
          Account                Minimum initial              continuing                 Minimum
           Type                    investment                investments                 balance
----------------------------------------------------------------------------------------------------------
IRA                                  $  250                $            25                 N/A
Regular Account                      $2,000                $           100                $500
Automatic Investment                 $  500                $            50                 N/A
Program
Government Direct                    $  250                minimum $   100
Deposit Program*                                           maximum $50,000

7        Account Policies

Note: Employees and retirees of The Bank of the New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-426-9363 for details.

* For federal employees and investors who receive Social Security or certain other payments from the federal government.

OPENING AN ACCOUNT/PURCHASING SHARES

Open an Account                                        Add to your investment

Mail
----------------------------------------------------------------------------------------------------------------
Send completed new account application and a check     Send a check payable directly to the Fund:
payable directly to the Fund.

BNY Hamilton Funds                                     BNY Hamilton Funds, Inc.
P.O. Box 182785                                        P.O. Box 806
Columbus, OH  43218-2785                               Newark, NJ 07101-0806

For all enrollment forms, call 800-426-9363.           If possible, include a tear-off payment stub from one
                                                       of your transaction confirmation statements.

Wire
----------------------------------------------------------------------------------------------------------------
The Fund does not charge a fee for wire
transactions, but your bank may.
Mail your completed new account application to
the Ohio address above. Call the transfer agent
at 800-952-6276 for an account number.

Instruct your bank to wire funds to a new account at:   Instruct your bank to wire funds to:

The Bank of New York                                    The Bank of New York
New York, NY  10286                                     New York, NY  10286
ABA: 021000018                                          ABA: 021000018
BNY Hamilton Funds                                      BNY Hamilton Funds
DDA 8900275847                                          DDA 8900275847
Attn: [your fund]                                       Attn: [your fund]
Ref: [your name, account number and taxpayer ID]        Ref: [your name, account number and taxpayer ID]

8        Account Policies

Phone
----------------------------------------------------------------------------------------------------------------
                                                       Call 800-426-9363

                                                       You must provide the required information
                                                       about your bank in your new account application,
                                                       or in a signature guaranteed letter. Your bank
                                                       must be a member of the ACH (Automated Clearing
                                                       House) system.

Dealer
----------------------------------------------------------------------------------------------------------------
Note: a broker-dealer may charge a fee.

Contact your broker-dealer.                            Contact your broker-dealer.


Automatic Investment Program
----------------------------------------------------------------------------------------------------------------
Automatic investments are withdrawn from your bank     Once you specify a dollar amount (minimum $50)
account on a monthly or biweekly basis.                investments are automatic.

Make an initial investment of at least $500 by         You can modify or terminate  this service at any
whatever method you choose. Be sure to fill in the     time by mailing a notice to:
information required in section 7 of your new
account application.

Your  bank  must be a member of the ACH (Automated     BNY Hamilton Funds
Clearing House) system.                                P.O. Box 182785
                                                       Columbus, OH 43218-2785

Government Direct Deposit Program
----------------------------------------------------------------------------------------------------------------
For federal employees and investors who receive        Once you are enrolled, investments are automatic.
social security or certain other payments from the
federal government.

Call 800-426-9363 for instructions on how to           You can terminate the service at any time by
enroll.                                                contacting the appropriate federal agency.


Purchases by personal check. Checks or money orders should be in U.S. dollars and payable to the Fund. The Fund does not accept third-party checks, credit card convenience checks or traveler's checks. In addition, if you redeem shares purchased by check, you will not receive the proceeds of such redemption until your original purchase clears, which may take up to ten business days.

Wire transactions. The Fund does not charge a fee for wire transfers from your bank to the Fund. However, your bank may charge a service fee for wiring funds.

9        Account Policies

MAKING EXCHANGES/REDEEMING SHARES

To exchange shares between the Fund                    To redeem shares
and any other BNY Hamilton Fund (minimum $500)
----------------------------------------------------------------------------------------------------------------

Phone
----------------------------------------------------------------------------------------------------------------
Call 800-426-9363                                      Call 800-426-9363.

                                                       The proceeds can be wired to your bank account two
                                                       business days after your redemption request, or a
                                                       check can be mailed to you at the address of
                                                       record on the following business day.

Mail
----------------------------------------------------------------------------------------------------------------
Your instructions should include:                      Your instructions should include:

your account number                                    your account number

names of the funds and number of shares or dollar      names of the funds and number of shares or dollar
amount you want to exchange                            amount you want to exchange

                                                       A signature guarantee is required whenever:
                                                       you redeem more than $50,000
                                                       you want to send proceeds to a different address
                                                       you have changed your account address within the last 60 days

Dealer
----------------------------------------------------------------------------------------------------------------
Contact your broker-dealer.                            Contact your broker-dealer.

Systematic Withdrawal
----------------------------------------------------------------------------------------------------------------
Requires $10,000 minimum fund balance                  You can choose from several options for monthly,
                                                       quarterly, semi-annual or annual withdrawals:
                                                       declining balance
                                                       fixed dollar amount
                                                       fixed share quantity
                                                       fixed percentage of your account

                                                       Call 800-426-9363 for details.

As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

Minimum account balances. If your account balance falls below $500 due to redemptions, rather than market movements, the Fund may give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.

10       Account Policies

Exchange minimums. You may exchange shares of the same class between the Fund and any other BNY Hamilton Fund. From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

Signature guarantees. You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

Distributions And Tax Considerations

The Fund declares dividends of net investment income daily and pays such dividends approximately 10 calendar days before month end. Capital gains distributions, if any, are paid annually. The Fund automatically pays distributions in the form of additional fund shares. Notify the transfer agent in writing to:

..    choose to receive distributions in cash

..    change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.

--------------------------------------------------------------------------------
Type of Distribution                           Federal Tax Status
--------------------------------------------------------------------------------
Dividends from net investment income           ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                       ordinary income
--------------------------------------------------------------------------------
Long-term capital gains                        capital gain
--------------------------------------------------------------------------------
Tax-free dividends                             tax-free
--------------------------------------------------------------------------------


Distributions from the Fund are expected to be primarily ordinary income from dividends. To the extent the Fund makes distributions that are taxed as capital gains, such capital gains may be short- or long-term depending on how long the Fund held the asset being sold.

The Fund issues detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the Fund may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

11       Account Policies

If you invest in the Fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income.

You should consult your tax advisor about your own particular tax situation.

Abusive Trading

The Fund does not permit market timing or other abusive trading practices. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order (including an exchange from another fund) from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

Investment Advisor

The Investment Advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $77 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $76 billion in investments for institutions and individuals as of December 31, 2002.

Seix Investment Advisors Inc. ("Seix"), located at 300 Tice Boulevard, Woodcliff Lake, NJ 07677, is the Sub-Advisor for the Fund. Seix, which was established in 1992, manages over 12 billion in assets as of December 31, 2002.

Advisor compensation. The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Fund pays the Advisor an annual fee of 0.60% of average daily net assets.

Portfolio Manager

The Fund is managed by Michael McEachern, CFA, who has been a Senior Portfolio Manager in charge of the high yield group of Seix from 1997 through the present. Prior to joining Seix, Mr. McEachern was a Vice President of American General Corporation from 1994 to 1997, where he was responsible for all corporate (high yield and high grade) and mortgage-backed trading and management for $28 million in fixed income assets. From 1989 to 1994, Mr. McEachern was employed at Capital Holding Corporation, where he established the high yield bond division.

Seix High Yield Fund Performance

Seix, the investment sub-advisor for the Fund, serves as the investment advisor for the Seix High Yield Fund (the "Seix Fund"), a series of Seix Funds, Inc., which is an open-end registered investment company. The Seix Fund and the Fund have substantially similar investment objectives, policies and strategies, and both funds have the same portfolio management personnel.

12       Account Policies

The following shows the performance of the Class I shares of the Seix Fund (which is the only class of shares of the Seix Fund with operations for more than one full fiscal year).

The total return presented in the table below would have been lower had certain expenses not been waived or reimbursed. The performance of the Fund would have been lower than that of the Seix Fund because both Investor Class shares and Institutional Class shares of the Fund have higher expense ratios than that of Class I shares of the Seix Fund.

The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return you might achieve by investing in the Fund. Past performance (before and after taxes) is not an indication of future performance.

For the Calendar Years Ended December 31

2001              11.33%
2002              6.34%

-----------------------------------------------------------------------------------------------------------
Average Annual Total Returns* (for the periods ended                            1 Year         Since
December 31, 2002)                                                                           Inception
-----------------------------------------------------------------------------------------------------------
Seix High Yield Fund** - Class I Shares
-----------------------------------------------------------------------------------------------------------
Return Before Taxes                                                              6.34%          8.77%
-----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                              3.85%          6.02%
-----------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                      3.84%          5.67%
-----------------------------------------------------------------------------------------------------------

*After tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown.

**Date of Inception: 12/29/00. On August 22, 2001, the Board of Directors changed the name of the registered investment company from SAMCO Funds, Inc. to Seix Funds, Inc., the name of the SAMCO High Yield Fund to the Seix High Yield Fund and the name of the Class A shares and the Class B shares to the Class I shares and the Class P shares, respectively.



13       Account Policies

FOR MORE INFORMATION

Statement of Additional Information (SAI)

The SAI contains more detailed disclosure on features and policies of the Fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain this document free of charge, make inquiries or request other information about the Fund by contacting your dealer or:

BNY Hamilton Funds, PO Box 182785, Columbus, OH 43218-2785, 1-800-426-9363

Information is also available at http://www.sec.gov.

You may obtain copies of this information by contacting Securities and Exchange Commission Public Reference Section Washington, DC 20549-0102, or at publicinfo@sec.gov.

For information on the operation of the SEC's public reference room where documents may be viewed and copied, call:

1-202-942-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-6654
                                       BNY
                                    HAMILTON
                                      FUNDS
                          Invest With A Trusted Leader
                           90 Park Avenue, 10th Floor
                               New York, NY 10016

                            BNY HAMILTON FUNDS, INC.
                       Statement of Additional Information


                          BNY Hamilton High Yield Fund


                                 April 30, 2003

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND LISTED ABOVE WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, DATED APRIL 30, 2003, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM BNY HAMILTON DISTRIBUTORS, INC., 90 PARK AVENUE, NEW YORK, NEW YORK 10016 ATTENTION: BNY HAMILTON FUNDS, INC., 1-800-426-9363.

                                Table of Contents

                                                                                Page
General ........................................................................   1
Investment Objective And Policies ..............................................   1
Investment Restrictions ........................................................  18
Fundamental Policies ...........................................................  18
Directors And Officers .........................................................  21
Investment Advisor .............................................................  26
Administrator ..................................................................  28
Distributor ....................................................................  29
Fund, Shareholder And Other Services ...........................................  30
Code Of Ethics .................................................................  31
Purchase Of Shares .............................................................  31
Redemption Of Shares ...........................................................  31
Exchange Of Shares .............................................................  32
Dividends And Distributions ....................................................  32
Net Asset Value ................................................................  32
Performance Data ...............................................................  33
Portfolio Transactions And Brokerage Commissions ...............................  35
Description Of Shares ..........................................................  36
Taxes ..........................................................................  37
Additional Information .........................................................  40
Financial Statements ...........................................................  40
Appendix A - Description of Securities Ratings .................................  41

GENERAL

BNY Hamilton Funds, Inc. ("BNY Hamilton") is an open-end investment company, currently consisting of twenty series: BNY Hamilton New York Tax-Exempt Money Fund, BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton Equity Income Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Intermediate Investment Grade Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund, BNY Hamilton Intermediate Tax-Exempt Fund, BNY Hamilton S&P 500 Index Fund, BNY Hamilton Large Cap Value Fund, BNY Hamilton U.S. Bond Market Index Fund, BNY Hamilton Enhanced Income Fund, BNY Hamilton Large Cap Growth CRT Fund, BNY Hamilton Small Cap Growth CRT Fund, BNY Hamilton International Equity CRT Fund, BNY Hamilton Multi-Cap Equity Fund and BNY Hamilton High Yield Fund.

This Statement of Additional Information provides additional information only with respect to the BNY Hamilton High Yield Fund (the "Fund"), a diversified series of BNY Hamilton, and should be read in conjunction with the current Prospectus relating to the Fund. The Bank of New York (the "Advisor") serves as investment advisor to the Fund, and Seix Investment Advisors Inc. (the "Sub-Advisor") serves as the sub-advisor to the Fund.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the investment objective and policies of the Fund discussed under the caption "Principal Investment Strategy" in the Prospectus.

BNY Hamilton High Yield Fund. The Fund is designed for bond investors looking for lower rated, higher yielding investments. See "Quality and Diversification Requirements." The Fund seeks to provide investors with a high level of current income and, secondarily, capital appreciation. The Fund invests at least 80% of its Assets in U.S. dollar denominated high yield fixed-income securities. "Assets" mean net assets plus the amount of borrowings for investment purposes. (The High Yield Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental "80%" policy.) High yield bonds (commonly known as "junk bonds") are those securities that are rated below BBB by Standard & Poor's Corporation ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's").

Due to the complexity of the bond market, the advisors use financial investment techniques that were developed internally to attempt to identify value and adequately control risk for the Fund.

The Fund's construction is generally determined through a research driven process designed to identify value areas within the high yield market. In deciding which bonds to buy and sell, the portfolio manager will emphasize securities that are within the targeted segment of the high yield market, BB/B. The Fund generally will focus on investments that have the following characteristics:

..     industries that have strong fundamentals;

..     companies that have good business prospects and increasing credit strength; and

..     companies that have stable or growing cash flows and effective management.

The Fund may invest up to 20% of its assets in non-high yield securities, such as investment-grade bonds, obligations of domestic banks, obligations backed by the full faith and credit of the United States, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and government-sponsored enterprises (GSEs). The Fund's investments include U.S. dollar denominated debt securities and securities with debt-like characteristics of domestic and foreign issuers, including corporations, partnerships, trusts or similar entities, and sovereign or supranational entities (international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies). The debt securities in which the Fund invests pay interest on either a fixed-rate or a variable-rate basis. The Fund will invest no more than 25% of its assets in foreign securities and will invest in U.S. dollar denominated securities only. The Fund also invests in mortgage-related securities, including collateralized mortgage obligations
(CMOs), which are backed by pools of mortgages and are organized so that different classes of securities with different maturities and coupons are available, real estate mortgage investment conduits (REMICs) and asset-backed securities. The Fund invests in various types of mortgage-backed and asset-backed securities based on an evaluation of relative yields and prepayment risks, among other factors. In a period of declining interest rates, for example, the Fund might favor discount mortgage securities over higher yielding premium mortgage securities because of their lower prepayment risks. The Fund may also invest in guaranteed investment contracts (GICs) issued by U.S. and Canadian insurance companies. In addition, the Fund may invest in tax-exempt municipal obligations when the yields on such obligations are higher than the yields on taxable investments.

The Fund may use futures, options and swaps for the following purposes as indicated in the Prospectus: managing its exposure to changes in securities prices; as an efficient means of adjusting its overall exposure to certain markets; attempting to enhance income as a cash management tool; and protecting the value of portfolio securities. For a discussion of these investments, see "Derivative Instruments."

High yield bonds or "junk bonds" may carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such bonds). Such bonds generally involve greater potential price volatility and risk of principal and income, and may be less liquid, than securities in the higher rated categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks.

Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress, which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield bonds will fluctuate over time, and, during periods of economic uncertainty, volatility of high yield bonds may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield bonds, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield bonds may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such bonds. A thin trading market may limit the ability of the Fund to accurately value high yield bonds in the Fund's portfolio and to dispose of those bonds. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield bonds. These bonds may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield bonds because this valuation may require more research and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Credit quality in the high yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield bond. For these reasons, it is the policy of the advisors not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with their own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such bonds may be more dependent on the advisors' credit analysis than is the case for higher quality bonds. Should the rating of a Fund bond be downgraded after being purchased by the Fund, the advisors will determine whether it is in the best interests of the Fund to retain or dispose of such bond.

Prices for below investment-grade bonds may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of bond. Also, Congress has from time to time considered legislation, which would restrict or eliminate the corporate tax deduction for interest payments in these bonds and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding bonds of this type.

Special tax considerations are associated with investing in high yield bonds, structured or zero coupon or pay-in-kind bonds. The Fund reports the interest on these bonds or income even though it receives cash interest until the bond's maturity or payment date.

The following discussion supplements the information regarding investment objectives and policies of the Fund as set forth above and in its Prospectus.

Government and Money Market Instruments

As discussed in the Prospectus, the Fund may invest in cash equivalents to the extent consistent with its investment objectives and policies. A description of the various types of cash equivalents that may be purchased by the Fund appears below. See "Quality and Diversification Requirements."

United States Government Obligations. The Fund, subject to its applicable investment policies, may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and government-sponsored enterprises (GSEs). Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities will be denominated in United States dollars only. See "Foreign Investments."

Bank Obligations. The Fund may invest in negotiable certificates of deposit, bank notes, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size ("Euros") and (iii) United States branches of foreign banks of equivalent size ("Yankees"). The Fund will not invest in obligations for which the advisors, or any of their affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World Bank).

Commercial Paper. The Fund may invest in commercial paper, including Master Notes. Master Notes are obligations that provide for a periodic adjustment in the interest rate paid and permit periodic changes in the amount borrowed. Master Notes are governed by agreements between the issuer and an advisor acting as agent, for no additional fee, in its capacity as investment advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by an advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. An advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under such Master Notes. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment.

The interest rates on Master Notes are typically tied to varying market rates of interest. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the advisors. Since Master Notes typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the advisors to have a credit quality that satisfies such Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for Master Notes, such obligations are considered by the Fund to be liquid because they are payable within seven days of demand. The Fund does not have any specific percentage limitation on investments in Master Notes.

Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton (the "Directors"). In a repurchase agreement, a fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the duration of the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a fund to the seller. The maturity of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements with a maturity of more than one year. The securities that are subject to repurchase agreements, however, may have a maturity in excess of one year from the effective date of the repurchase agreement. The Fund will always receive securities as collateral securities whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, liquidation of the collateral by the Fund may be delayed or limited. See "Investment Restrictions."

Corporate Bonds and Other Debt Securities

As discussed in the Prospectus, the Fund may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objectives and policies. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

Mortgage-Backed Securities. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in mortgage-backed securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. The Fund's net asset value per share for each class will vary with changes in the values of its portfolio securities. To the extent that the Fund invests in mortgage-backed securities, such values will vary with changes in market interest rates generally and the differentials in yields among various kinds of mortgage-backed securities.

Tax-Exempt Obligations

As discussed in the Prospectus, the Fund may invest in tax-exempt obligations to the extent consistent with the Fund's investment objective and policies. A description of the various types of tax-exempt obligations that the Fund may purchase appears below. See "Quality and Diversification Requirements."

Municipal Bonds. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities.

Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality.

Municipal Notes. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

Municipal notes are short-term obligations with a maturity at the time of issuance normally ranging up to one year. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

Municipal commercial paper typically consists of very short-term, unsecured, negotiable promissory notes that are sold to meet the seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations are subdivided into two types: Variable Rate Demand Notes and Master Notes.

Variable Rate Demand Notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance plus accrued interest, either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the Variable Rate Demand Note may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The Variable Rate Demand Notes in which the Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes will provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are usually based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes.

Master Notes are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. For a description of the attributes of Master Notes, see "Money Market Instruments" above. Although there is no secondary market for Master Notes, such obligations are considered by the Fund to be liquid because they are payable immediately upon demand. The Fund has no specific percentage limitations on investments in Master Notes.

Foreign Investments

The Fund may invest in certain foreign securities. The Fund does not expect to invest more than 25% of its total assets at the time of purchase in securities of foreign issuers. All investments of the Fund must be United States dollar denominated only.

Additional Investments

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. The Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Investment Company Securities. The Fund may invest in the securities of other investment companies within the limits set by the Investment Company Act of 1940 (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by a fund. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

Loans of Portfolio Securities. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other appropriate securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders' and custodial fees in connection with loans. In addition, the Fund will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans for terms in excess of one year. The Fund will not lend its securities to any director, officer, employee, or affiliate of BNY Hamilton, the Advisor, the Sub-Advisor, the Administrator or the Distributor, unless permitted by applicable law.

Privately Placed and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A and other unregistered securities.

Quality and Diversification Requirements

The Fund is classified as a diversified series of a registered investment company and also intends to comply with the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Tax Code"), for qualification thereunder as a regulated investment company. See "Taxes." This means that, with respect to 75% of its total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the remaining 25% of the Fund's total assets, there is no such limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Derivative Instruments

In pursuing its objective, the Fund may purchase and sell (write) both put options and call options on securities, swap agreements and securities indexes, enter into interest rate and index futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes or as part of its overall investment strategy. The Fund also may enter into swap agreements with respect to interest rates and indexes of securities. The Fund may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts or futures options, are traded in the future, the Fund may also use those instruments, provided that the Directors determine that their use is consistent with the Fund's investment objective.

The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the advisors to forecast interest rates and other economic factors correctly. If the advisors incorrectly forecast such factors and have taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the advisors incorrectly forecast interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise. Such reduction in the opportunity for gain and losses may result from (i) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable; (ii) the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments; and (iii) the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Options on Securities, Swap Agreements and Indexes. The Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities, swap agreements or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators).

The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, with cash or other assets determined to be liquid by the advisors in accordance with procedures established by the Board of Directors, in such amount as segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the advisors in accordance with procedures established by the Board of Directors, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the advisors in accordance with procedures established by the Board of Directors. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the advisors in accordance with procedures established by the Board of Directors equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the advisors in accordance with procedures established by the Board of Directors.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts. The Fund may invest in interest rate futures contracts and options thereon ("futures options").

An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

The Fund may purchase and write call and put futures options, as specified in the Prospectus. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which BNY Hamilton and the Fund avoid being deemed a "commodity pool" or a "commodity pool operator," the Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the advisors in accordance with procedures established by the Board of Directors ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Limitations on Use of Futures and Futures Options. The Fund may enter into positions in futures contracts and related options as part of its overall investment strategy and for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, the Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by the advisors in accordance with procedures established by the Board of Directors, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by the advisors, in accordance with procedures established by the Board of Directors, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by the advisors, in accordance with procedures established by the Board of Directors, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by the advisors, in accordance with procedures established by the Board of Directors, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund's portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectus.

The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See "Taxes."

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements. The Fund may enter into interest rate, index and credit swap agreements. The Fund may also enter into options on swap agreements ("swap options"). These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the advisors, in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether the Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the advisors' ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into and determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility. This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system,
(3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the advisors analyze these securities in their overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

INVESTMENT RESTRICTIONS

Fundamental Policies

In addition to its investment objective, the Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information" below. See "Organization" and "Additional Information." The investment restrictions of the Fund follow.

The Fund may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to one-third of the value of the Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 10, or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing in amounts up to one-third of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

5. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's total assets;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies;

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof, real estate, commodities or commodity contracts, except as described under "Investment Objectives and Policies;" or interest in oil, gas or mineral exploration or development programs. However, the Fund may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities or maintain a short position, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into such securities or maintains in a segregated account liquid short-term securities with a market value at all times equal to or greater than the Fund's purchase obligation or short position; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of the Fund's total assets would be invested in such deposits;

10. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction 2 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

11. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder; or

12.   Act as an underwriter of securities.

DIRECTORS AND OFFICERS

The directors and executive officers of BNY Hamilton, together with information as to their principal occupations during the past five years are shown below. The "fund complex" consists of one investment company, BNY Hamilton, including 20 series thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Number of
                                             Term of                                  Portfolios in
                           Position(s)     Office and                                      Fund
                            Held with       Length of                                     Complex
 Name, Address, and            BNY            Time         Principal Occupation(s)      Overseen by       Other Directorships
         Age                Hamilton         Served#         During Past 5 Years         Director           Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Edward L. Gardner         Director and      Since May    Chairman of the Board,            20         Co-Chair, New York Public
411 Theodore Fremd Ave.   Chairman of        12, 1995    President and Chief                             Library Conservator's
Rye, NY 10580              the Board                     Executive Officer,                            Council, 2001 to Present;
Age 68                                                   Industrial Solvents                              Member, Health Care
                                                         Corporation, 1981 to                         Chaplaincy, 2000 to Present;
                                                         Present; Chairman of the                       Member, Points of Light
                                                         Board, President and Chief                   Foundation, 1995 to Present;
                                                         Executive Officer,                            National Vice-Chairman, Big
                                                         Industrial Petro-Chemicals,                     Brothers/Big Sisters of
                                                         Inc., 1981 to Present.                         America, 1993 to Present;
                                                                                                        Member, Big Brothers/Big
                                                                                                     Sisters of America Foundation,
                                                                                                      1992 to Present; Chairman of
                                                                                                      the Board, Big Brothers/ Big
                                                                                                     Sisters of New York City, 1992
                                                                                                     to Present; Member, Rockefeller
                                                                                                       University Council, 1984 to
                                                                                                                Present.
------------------------------------------------------------------------------------------------------------------------------------
James E. Quinn              Director          Since      President, Tiffany & Co.,         20          Director, Mutual of America
Tiffany & Co.                              November 15,  January 2003 to Present;                        Capital Management Co.;
600 Madison Avenue                             1996      Member, Board of Directors,                   Director, Little Switzerland
New York, NY 10022                                       Tiffany & Co., January 1995                      Co.; Chairman, Fifth
Age 51                                                   to Present; Vice Chairman,                    Avenue Association; Trustee,
                                                         Tiffany & Co., 1999 to                      Museum of the City of New York.
                                                         Present; Executive Vice
                                                         President, Tiffany & Co.,
                                                         March 1992 to 1999.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Karen R. Osar               Director       Since May 13,  Senior Vice President and        20           Director, Allergan, Inc.;
MeadWestvaco Corp.                             1998       Chief Financial Officer,                    Director, AGL Resources, Inc.
One High Ridge Park                                       MeadWestvaco Corp., 2002
Stamford, CT 06905                                        to Present; Senior Vice
Age 53                                                    President and Chief
                                                          Financial Officer,
                                                          Westvaco Corp., 1999 to
                                                          2002; Vice President &
                                                          Treasurer, Tenneco Inc.,
                                                          1994 to 1999; Managing
                                                          Director of Corporate
                                                          Finance Group, J.P.
                                                          Morgan & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
Kim D. Kelly                Director      Since August    Executive Vice President,        20           Chair of Cable Advertising
Insight Communications                      11, 1999      Chief Operating Officer,                     Bureau, Director of AgileTV,
126 East 56 Street                                        Insight Communications,                        Insight Communications,
New York, NY 10022                                        January 1998 to Present;                     The Cable Center, and Cable
Age 46                                                    Executive Vice President                    in the Classroom; and Trustee
                                                          and Chief Financial                           of Saint David's School.
                                                          Officer, Insight
                                                          Communications, 1990 to
                                                          January 2002. Chair of the
                                                          National Cable
                                                          Telecommunications
                                                          Association (NCTA)
                                                          Subcommittee for
                                                          Telecommunications Policy
                                                          and Member of NCTA's
                                                          Subcommittee for Accounting.
------------------------------------------------------------------------------------------------------------------------------------
John R. Alchin              Director       Since August   Executive Vice President and     20                      None
Comcast Corporation                           1, 2002     Treasurer, Comcast
1500 Market Street                                        Corporation, 1990 to
Philadelphia, PA 19102                                    Present; Managing Director
Age 54                                                    of Toronto Dominion Bank
                                                          prior to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Newton P.S. Merrill*        Director,         Since       Senior Executive Vice            20         Director, National Integrity
The Bank of New York        President      February 12,   President, Bank of New York,                   Life Insurance, 2000 to
One Wall St., 10/th/        and Chief          2003       1994 to Present; Executive                 Present; Trustee, Museum of the
Floor New York, NY          Executive                     Vice President and Group                      City of New York, 1995 to
10286                        Officer                      Executive, Bank of Boston,                  Present; Director, Woods Hole
Age 63                                                    1991-1994.                                  Oceanographic Institute, 1994
                                                                                                        to Present; and Trustee,
                                                                                                        Edwin Gould Foundation for
                                                                                                     Children, 1970 to Present.
------------------------------------------------------------------------------------------------------------------------------------
William J. Tomko              Vice           Since May    President, BISYS Fund            20                       --
3435 Stelzer Road           President        10, 2000     Services, Inc.**, 1999 to
Columbus, OH 43219                                        Present.
Age 44
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Michael A. Grunewald             Vice           Since       Manager, Client Services,           20                 --
3435 Stelzer Road              President     February 28,   BISYS Fund Services, Inc.**,
Columbus, OH 43219                              2001        1993 to Present
Age 32
-------------------------------------------------------------------------------------------------------------------------
Richard Baxt                     Vice         Since May     Senior Vice President, Client       20                 --
90 Park Avenue, 10/th/ Fl.     President      13, 1998      Services, BISYS Fund
New York, NY 10956                                          Services, Inc.**, 1997 to
Age 49                                                      Present; General Manager of
                                                            Investment and Insurance,
                                                            First Fidelity Bank;
                                                            President, First Fidelity
                                                            Brokers; President, Citicorp
                                                            Investment Services.
-------------------------------------------------------------------------------------------------------------------------
Guy Nordahl                  Treasurer and      Since       Vice President, Mutual Fund         20                 --
101 Barclay Street             Principal      November      Administration, The Bank of
New York, NY 10286            Accounting      13, 2002      New York, 1999 to Present;
Age 37                          Officer                     Vice President and Assistant
                                                            Treasurer for Northstar
                                                            Investment Management,
                                                            1995-1999.
-------------------------------------------------------------------------------------------------------------------------
Lisa M. Hurley                 Secretary      Since May     Executive Vice President,           20                 --
90 Park Avenue, 10/th/ Fl.                    12, 1999      Legal Services, BISYS Fund
New York, NY 10956                                          Services, Inc.**,
Age 47                                                      1995-Present; Attorney,
                                                            private practice, 1990 to
                                                            1995.
-------------------------------------------------------------------------------------------------------------------------
Kim R. Grundfast               Assistant        Since       Assistant Counsel, Legal                               --
60 State Street                Secretary      November      Services, BISYS Fund Service,
Boston, MA 02109                              13, 2002      Inc.**, 2002-Present;
Age 31                                                      Attorney, private practice,
                                                            2000-2002; Senior Judicial
                                                            Law Clerk, Massachusetts
                                                            Superior Court, 1998-2000
-------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz                 Assistant      Since May     Chief Administrator,                20                 --
3435 Stelzer Road              Secretary      14, 1997      Administration Services of
Columbus, OH 43219                                          BISYS Fund Services, Inc.**,
Age 35                                                      June 1995 to Present;
                                                            Supervisor of Mutual Fund
                                                            Legal Department, Alliance
                                                            Capital Management, May 1989
                                                            to June 1995.
-------------------------------------------------------------------------------------------------------------------------

# Each Director shall hold office until his or her successor is elected and qualified. The officers of BNY Hamilton shall serve for one year and until their successors are duly elected and qualified, or at the pleasure of the Directors.

*Mr. Merrill may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with The Bank of New York, the investment advisor to BNY Hamilton.

**This position is held with an affiliated person or principal underwriter of BNY Hamilton.

Responsibilities of the Board of Directors

The Board has responsibility for the overall management and operations of BNY Hamilton, including general supervision of the duties performed by the Advisor and other service providers.

Board of Director Committees

The Board of Directors has an Audit Committee, the members of which are Messrs. Alchin, Gardner and Quinn and Mmes. Osar and Kelly. The Audit Committee met two times during the fiscal year ended December 31, 2002. The Board of Directors has determined that all members of the Audit Committee are "independent," as required by applicable listing standards of the New York Stock Exchange. The Audit Committee makes recommendations to the full Board of Directors with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the audit engagement and matters having a material effect upon BNY Hamilton's financial operations. The Board of Directors does not have a nominating committee.

Ownership of Shares of BNY Hamilton*

----------------------------------------------------------------------------------------------------------------
                                                                             Aggregate Dollar Range of Equity
                                                                             Securities and/or Shares in All
                                                                              Funds Overseen by Director in
   Name of Director       Dollar Range of Equity Securities in the Fund       Family of Investment Companies
----------------------------------------------------------------------------------------------------------------
Edward L. Gardner                              None                                   Over $100,000
----------------------------------------------------------------------------------------------------------------
James E. Quinn                                 None                                   Over $100,000
----------------------------------------------------------------------------------------------------------------
Karen R. Osar                                  None                                  $10,001-$50,000
----------------------------------------------------------------------------------------------------------------
Kim D. Kelly                                   None                                        None
----------------------------------------------------------------------------------------------------------------
John R. Alchin                                 None                                        None
----------------------------------------------------------------------------------------------------------------
Newton P.S. Merrill**                          None                                   Over $100,000
----------------------------------------------------------------------------------------------------------------

* As of December 31, 2002. As of that date, the Fund had not yet commenced operations.

** Interested Director.

Ownership in BNY Hamilton's Investment Advisors or Distributor

None of the Directors or their immediate family members owns beneficially or of record securities in the Fund's investment advisors or principal underwriter or entity directly or indirectly controlling, controlled by, or under common control with the Fund's investment advisors or principal underwriter.

Compensation of Directors

The following table sets forth certain information regarding the compensation of BNY Hamilton's Directors for the fiscal year ended December 31, 2002. In 2003, BNY Hamilton expects to pay each Director annual compensation of $28,000 and per-meeting fees of $2,500 (in-person meetings) and $1,000 (telephonic meetings), plus out-of-pocket expenses. During the fiscal year ended December 31, 2002, such compensation and fees amounted to $202,500, plus out-of-pocket expenses. The Directors and executive officers do not receive pension or retirement benefits.

                                                          Pension or                                    Total
                                                          Retirement            Estimated              Compen-
Name of Person,                        Aggregate           Benefits              Annual              sation From
   Position                             Compen-             Accrued             Benefits              Fund and
                                        sation            as Part of              Upon                  Fund
                                         From                Fund                Retire-            Complex Paid
                                         Fund*             Expenses               ment             to Directors**
----------------------------------   -------------      --------------       --------------     --------------------
Edward L. Gardner                         $2,075             $0                    $0                 $41,500
   Director and Chairman of the
   Board
James E. Quinn                            $1,950             $0                    $0                 $39,000
   Director
Karen Osar                                $1,950             $0                    $0                 $39,000
   Director
Kim Kelly                                 $2,075             $0                    $0                 $41,500
   Director
John R. Alchin                            $2,075             $0                    $0                 $41,500
   Director
Newton P.S. Merrill                       $    0             $0                    $0                 $     0
   Interested Director


The Fund, a series of BNY Hamilton, had not commenced operations as of December 31, 2002.


*For the fiscal year ending December 31, 2002, the Fund had no assets and no Fund assets will be allocated any portion of the compensation payable to the Directors for such fiscal year. The compensation presented is an estimate of the compensation the Directors would have received if the Fund operated for a full fiscal year ending December 31, 2002.



**The Fund complex consists of one investment company, BNY Hamilton, including twenty series thereunder.


By virtue of the responsibilities assumed by the Advisor and the Administrator (see "Investment Advisor," "Administrator" and "Distributor") and the services provided by BNY Hamilton, the Fund has no employees; its officers are provided and compensated by BNY Hamilton Distributors, Inc. BNY Hamilton's officers conduct and supervise the business operations of the Fund.

The Bank of New York Company, Inc., or one or more of its subsidiaries, provide a variety of commercial banking and trust services for MeadWestvaco Corp., a company of which Ms. Osar is an officer, in the ordinary course of business. The Bank of New York extends lines of credit to MeadWestvaco Corp., which at December 31, 2002, were less than 10% of all MeadWestvaco Corp.'s lines of credit. At December 31, 2002, there were no amounts outstanding under such lines of credit.


The Bank of New York extends lines of credit to Comcast Corporation, a company of which Mr. Alchin is an officer, and three of its subsidiaries in the ordinary course of business. As of December 31, 2002, The Bank of New York had extended lines of credit to Comcast Corporation, Comcast Cable Communications, Inc., QVC, Inc. and E! Entertainment, Inc., which represented 3.2%, 4.6%, 4.7% and 9.3%, respectively, of all the lines of credit of each such company. As of that date, the loans outstanding from The Bank of New York to Comcast Corporation, Comcast Cable Communications, Inc., and E! Entertainment, Inc. pursuant to the lines of credit represented 2.9%, 8.5% and 9.3%, respectively, of each such company's total loans outstanding. As of December 31, 2002, there were no amounts outstanding under the line of credit extended from The Bank of New York to QVC, Inc.


The Bank of New York extends lines of credit to Tiffany & Co., a company of which Mr. Quinn is an officer, in the ordinary course of business. As of December 31, 2002, The Bank of New York had extended lines of credit to Tiffany & Co., which represented 21.9% of all the lines of credit of such company. As of that date, the loans outstanding from The Bank of New York to Tiffany & Co., including long-term senior debt, represented 2.8% of Tiffany & Co.'s total outstanding debt.

The Bank of New York Company, Inc., or one or more of its subsidiaries, provide a variety of commercial banking and trust services for Insight Communications, a company of which Ms. Kelly is an officer, in the ordinary course of business. The Bank of New York extends lines of credit to Insight Communications, which at December 31, 2002, were less than 7.1% of all Insight Communications' lines of credit. As of that date, the loans outstanding from The Bank of New York to Insight Communications pursuant to the lines of credit represented 4.5% of Insight Communications' total loans outstanding.

INVESTMENT ADVISOR

The investment advisor to the Fund is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at One Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State BankingDepartment and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.

The Fund is sub-advised by Seix Investment Advisors Inc. ("Seix"). The Bank of New York pays Seix a fee equal to 0.45% on the first $100 million of the average daily net assets of the Fund and 0.35% on the average daily net assets in excess of $100 million.

Under the terms of the Investment Advisory Agreement, the investment advisory services The Bank of New York provides to the Fund are not exclusive. The Bank of New York is free to and does render similar investment advisory services to others. The Bank of New York serves as investment advisor to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The Bank of New York serves as trustee. The accounts managed or advised by The Bank of New York have varying investment objectives, and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Fund. See "Portfolio Transactions and Brokerage."

Under the Investment Advisory Agreement, The Bank of New York has agreed to provide, either directly or through one or more sub-advisors, investment advisory services for the Fund as described in the Prospectus. For the services provided and expenses assumed pursuant to the advisory agreement, the Fund is obligated to pay The Bank of New York a fee, computed daily and paid monthly, at the annual rate of 0.60%, calculated as a percentage of the average daily net assets of the Fund.


The Bank of New York has voluntarily agreed to limit the expenses of the Fund to 0.89% and 1.14%, for the Institutional Shares and the Investor Shares, respectively, of its average daily net assets. This limitation will be accomplished by waiving all or a portion of its advisory, accounting, custodial and certain other service fees and, if necessary, reimbursing expenses. This voluntary limitation of expenses may be modified or terminated at any time.


The advisory agreements for the Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons" as defined by the 1940 Act cast in person at a meeting called for the purpose of voting on such approval. See "Directors and Officers." The advisory agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of the Fund's outstanding shares on 60 days' written notice to the advisors and by the Advisor on 60 days' written notice to the Directors of the Fund in the case of the Investment Advisory Agreement and by the Sub-Advisor on 60 days' written notice to the Advisor and the Directors of the Fund in the case of the Investment Sub-Advisory agreement. See "Additional Information."


In approving the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Directors (a majority of whom are not "interested persons" of the Fund as defined under the 1940 Act) primarily considered whether approving the advisory agreements would be in the best interest of the Fund and its shareholders, an evaluation largely based on the nature and quality of the services provided under the agreements and the overall fairness of the agreements to the Fund.

In considering the Investment Advisory Agreement with The Bank of New York, the Directors evaluated, among other matters: (1) the nature and quality of services to be provided by The Bank of New York, including the overall performance record of The Bank of New York with respect to other bond funds it manages (because the Fund is new, there was no Fund-specific performance to be reviewed by the Board); (2) whether The Bank of New York would receive fall-out benefits that should be taken into consideration in negotiating the fee; (3) the investment personnel and compliance resources of The Bank of New York; and (4) the fees paid by comparable investment companies. In addition, the Directors took into account their experience and familiarity with The Bank of New York's performance and operations in respect of the other series of BNY Hamilton. The Board also considered voluntary limits on Fund expenses undertaken by The Bank of New York, as set forth above. The Board noted that The Bank of New York would be responsible for compensating Seix for providing investment sub-advisory services to the Fund. The Directors considered fee and expense data with regard to 41 other high yield bond funds, and they noted that the proposed investment advisory fee of 0.60% per annum was in the middle range of these funds, whose advisory fees ranged from 0.30% to 0.90%.

In considering the Investment Sub-Advisory Agreement with Seix, the Board met with representatives of Seix and received a presentation regarding that company's resources, personnel, investment philosophy and procedures, and past performance. The Board noted that Seix currently manages approximately $3.9 billion in high yield bond assets and that its high yield bond composite performance substantially exceeded that of the Merrill Lynch High Yield Master Index for each of the past five years. In response to questions from the Directors, the Seix representatives noted that their company currently served as investment advisor to several other registered investment companies, that it had an effective compliance structure in place, and that it had not experienced any regulatory problems under applicable securities laws. Counsel for the independent Directors reported that he had received and reviewed a copy of the Seix Code of Ethics and that it conformed to applicable requirements under the 1940 Act. The Board also discussed with representatives of The Bank of New York the process whereby they had selected Seix as investment sub-advisor for the Fund and their reasons for recommending Seix to the Board.

The Directors met separately with experienced 1940 Act counsel, independent of The Bank of New York and Seix, and discussed with him the various factors to be evaluated in consideration of both proposed agreements. It was noted that these factors were also outlined in a memo from independent counsel provided to the Board prior to the meeting.


The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, The Bank of New York's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Bank of New York believes that it may perform the services for the Fund contemplated by the Investment Advisory Agreement without violating applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Fund.

If The Bank of New York were prohibited from acting as investment advisor to the Fund, it is expected that the Directors would recommend to the Fund's shareholders that they approve the Fund's entering into a new investment advisory agreement with another qualified advisor selected by the Directors.

ADMINISTRATOR

BNY Hamilton Distributors, Inc. serves as the Fund's administrator (the "Administrator") and will assist generally in supervising the operations of the Fund. The Administrator is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 90 Park Avenue, New York, New York 10956.

The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton, overseeing the performance of the transfer agent for the Fund, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the National Association of Securities Dealers, federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements as the Fund is a series of a Maryland corporation. See "Description of Shares." The Administrator is also responsible for updating and printing the Fund's Prospectus and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Advisor's compliance with the stated investment objectives and restrictions of the Fund and ensuring that custodian, Fund accounting, transfer agency, administration, distribution, advisory and legal services are provided to the Fund in accordance with the respective agreements governing each relationship.

The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York will perform certain administrative functions for the Administrator. The Bank of New York is not an otherwise affiliated person of the Administrator.

The Fund will pay the Administrator an annual fee, accrued daily and payable monthly, of 0.20% of its average daily net assets.

The Administration Agreement between the Fund and the Administrator may be renewed or amended by the Directors without a shareholder vote.

DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors, Inc. acts as the Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares. The Distribution Agreement for the Fund must be approved in the same manner as the Advisory Agreement described above under "Investment Advisor." The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information."

The Directors have adopted a distribution plan ("12b-1 Plan") with respect to Investor Shares of the Fund which will permit the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.25% per annum of average daily net assets of Investor Shares. These expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of Investor Shares. The Investor Shares of the Fund also bear the costs associated with implementing and operating the related 12b-1 Plan (such as costs of printing and mailing service agreements). Each item for which a payment may be made under the 12b-1 Plan may constitute an expense of distributing Investor Shares of the Fund as the

Securities and Exchange Commission construes such term under Rule 12b-1 under the 1940 Act (the "Rule"). If expenses reimbursable under the 12b-1 Plan exceed 0.25% per annum of average daily net assets, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Investor Shares of the Fund will not be charged for interest, carrying or other finance charges on any reimbursed distribution or other expense incurred and not paid, nor will any expense be carried forward past the fiscal year in which it is incurred.

Payments for distribution expenses under the 12b-1 Plan are subject to the Rule. Payments under the 12b-1 Plan are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan, which has been adopted by the Directors for the benefit of the Fund. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares." The Rule provides, among other things, that the Fund may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a report of the amounts expensed under the Plan, and the purposes for which such expenditures were incurred, will be made to the Directors for their review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and the 12b-1 Plan provides that any other type of material amendment must be approved by a majority of the Directors, and by a majority of the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the 12b-1 Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. In addition, as long as the 12b-1 Plan is in effect, the nomination of the Directors who are not interested persons of the Fund (as defined in the 1940 Act) must be committed to the non-interested Directors.

FUND, SHAREHOLDER AND OTHER SERVICES

BISYS Fund Services, Inc. ("BISYS"), P.O. Box 182785, Columbus, Ohio, 43218-2785, serves as the transfer agent for the Fund. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for the Fund.

The Directors, in addition to reviewing actions of the Fund's investment advisor, administrator and distributor, as set forth below, decide upon matters of general policy.


The Bank of New York, One Wall Street, New York, New York 10286, serves as the custodian and fund accounting agent for the Fund.


Ernst & Young LLP, 5 Times Square, New York, New York 10036, is the independent auditors of the Fund and must be approved at least annually by the Directors to continue in such capacity. They will perform audit services for the Fund including the examination of financial statements included in the annual report to shareholders. Ernst & Young LLP has been the independent auditors of BNY Hamilton since 1999.

CODE OF ETHICS

BNY Hamilton, the Advisor, the Sub-Advisor and the Administrator each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of BNY Hamilton, the Advisor, the Sub-Advisor and the Administrator from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect exempt transactions and required to preclear certain transactions and to report certain transactions on a regular basis.

PURCHASE OF SHARES

Investors may open Fund accounts and purchase shares as described in the Prospectus under "Purchase of Shares."

The Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, the Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or (ii) if the Advisor determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice.

REDEMPTION OF SHARES

Investors may redeem shares as described in the Prospectus under "Redemption of Shares." The principal value of the Fund will fluctuate, so that the proceeds of an investor's shares when redeemed may be more or less than their original cost. See "Net Asset Value" in the Fund Prospectus and below.

Shareholders redeeming their shares by telephone should be aware that neither the Fund nor any of its service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent the Fund fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rules of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder may incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Further Redemption Information. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

EXCHANGE OF SHARES

Shareholders purchasing shares directly from the Fund may exchange those shares at the then current net asset value per share for other BNY Hamilton funds which have a similar class of shares, in accordance with the terms of the current Prospectus of the fund being acquired. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares." Shares of the fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Fund's Prospectus.

Determination of the net investment income for the Fund will be made immediately prior to the determination of net asset value at 4:00 P.M., Eastern time, on each Business Day. Net investment income for days other than Business Days is determined as of 4:00 P.M., Eastern time, on the preceding Business Day. See "Purchase of Shares" in the relevant Prospectus and this Statement of Additional Information. Shares redeemed earn a dividend on the Business Day that the redemption becomes effective. See "Redemption of Shares" in the Prospectus.

NET ASSET VALUE

The Fund will compute its net asset value per share for each of its classes once daily on Monday through Friday as described under "Net Asset Value" in the Prospectus, except that net asset value of any class need not be computed on a day in which no orders to purchase or redeem shares of such class have been received or on any day that the New York Stock Exchange is closed for business.

Portfolio securities with a maturity of 60 days or more, including securities listed on an exchange or traded over the counter, will be valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security, and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Fund's independent pricing service, such securities will be priced in accordance with procedures adopted by the Directors. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method, because the Directors have determined that this method will approximate market value. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 P.M., New York City time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 P.M., New York City time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Directors. Such procedures include the use of independent pricing services that use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, which mature in 60 days or less, are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Fund's Directors.

PERFORMANCE DATA

From time to time, the Fund may quote performance in terms of yield, actual distributions, or total return in reports, sales literature and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

Yield Quotations. As required by regulations of the Securities and Exchange Commission, the annualized yield for the Fund is computed by dividing the Fund's net investment income per share for each class earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends will be used in determining the net investment income per share. Income will be computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield will then be annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under "Additional Information" in the Prospectus for the Fund.

Total Return Quotations. As required by regulations of the Securities and Exchange Commission, the annualized total return of the Fund for a period will be computed by assuming a hypothetical initial payment of $10,000. It will then be assumed that all of the dividends and distributions over the period are reinvested and that the entire amount will be redeemed at the end of the period. The annualized total return will then be calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated. The returns reflect the effect of expense subsidies and the return numbers would be lower if there were no subsidies.

General. The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

From time to time, the yields and the total returns of each class of shares of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund). Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund) as well as the views of the investment advisor as to current market, economic trade and interest rate trends, legislative, regulatory and monetary developments, investments strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-426-9363.

Comparative performance information may be used from time to time in advertising the Fund's shares, including, but not limited to, data from Lipper Analytical Services, Inc., the Lehman Brothers indexes, the Frank Russell Indexes and other industry publications.

From time to time, the Fund may include in advertisements, sales literature and reports to shareholders general comparative information such as statistical data regarding inflation, securities indices or the features of performance of alternative investments. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund. In addition, in such communications, the Advisor may offer opinions on current economic conditions.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Securities of the Fund typically are purchased in the over-the-counter market or pursuant to an underwritten offering. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Portfolio Turnover. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation.

Portfolio transactions for the Fund will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Fund may engage in short-term trading consistent with its objectives.

DESCRIPTION OF SHARES

BNY Hamilton is a registered, open-end investment company organized under the laws of the State of Maryland on May 1, 1992. The Articles of Incorporation currently permit the Corporation to issue 32,000,000,000 shares of common stock, par value $0.001 per share, of which shares for the Fund have been classified as follows:

                                                                       Number of
                                                                       Shares of
                                                                     Common Stock
        Name of Series and Classes Thereof                             Allocated
        ------------------------------------------------------    ------------------
        BNY Hamilton High Yield Fund
               Institutional Shares                                     200,000,000
               Investor Shares                                          200,000,000

Shares of BNY Hamilton do not have preemptive or conversion rights and are fully paid and nonassessable by BNY Hamilton. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

The shareholders of the Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the Fund. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of BNY Hamilton not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.

BNY Hamilton, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that, under certain circumstances, eliminates the personal liability of the Directors to BNY Hamilton or its shareholders. The Articles of Incorporation and the Bylaws of BNY Hamilton provide that BNY Hamilton will indemnify the Directors, officers and employees of the Fund to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with BNY Hamilton. However, nothing in the Articles of Incorporation or the Bylaws of BNY Hamilton protects or indemnifies a Director, officer or employee against any liability to BNY Hamilton or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Fund, see "Redemption of Shares" in the Prospectus.

TAXES

The Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") generally will be applied to the Fund separately, rather than BNY Hamilton as a whole. Net long-term and short-term capital gains, net income and operating expenses, therefore, will be determined separately for the Fund.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Tax Code. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income(including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by cash, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities). As a regulated investment company, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed at least annually.

Under the Tax Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of the Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund, and are not eligible for the dividends-received deduction. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year.

A gain or loss realized by a shareholder on the redemption, sale or exchange of shares held as a capital asset will be capital gain or loss and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Individual shareholders will be subject to federal income tax on long-term capital gain at a maximum rate of 20% in respect of shares held for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Any loss realized by a shareholder on the disposition of shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

Prospective investors in the Fund should be aware that distributions of net investment income or net long-term capital gains from the Fund will have the effect of reducing the net asset value of each class of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares in the Fund just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale price for the securities sold.

Under the Tax Code, gains or losses attributable to dispositions of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Forward currency contracts, options and futures contracts entered into by the Fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by the Fund on forward currency contracts, options and futures contracts or on the underlying securities.

Certain options, futures and foreign currency contracts held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes (i.e., treated as having been sold at market value). For options and futures contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss, regardless of how long the Fund has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income, unless an election under Section 988 (a) (1) (B) of the Tax Code is made, in which case the rule for options and futures contracts will apply.

It is expected that the Fund may be subject to foreign withholding taxes with respect to income received from sources within foreign countries.

The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a United States trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to United States individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to United States tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a foreign shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a non-resident alien individual and who is not otherwise subject to withholding as described above, the Fund may be required to withhold United States federal income tax at the rate of 31% unless IRS Form W-8 is provided.

Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for United States federal estate tax purposes.

ADDITIONAL INFORMATION

As used in this Statement of Additional Information and the Prospectus, the term "majority of the Fund's outstanding shares" (of a series, if applicable) means the vote of (i) 67% or more of the Fund's shares (of the series, if applicable) present at a meeting, if the holders of more than 50% of the Fund's outstanding shares (of the series, if applicable) are present or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares (of the series, if applicable), whichever is less.

Telephone calls to the Fund and The Bank of New York as shareholder servicing agent may be tape recorded.

With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Fund's Registration Statement filed with the Securities and Exchange Commission under the Securities Act. Pursuant to the rules and regulations of the Securities and Exchange Commission, certain portions have been omitted. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained in the Prospectus and this Statement of Additional Information and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by the Fund or by the Distributor to sell or solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

Since the Fund had not commenced operations as of the date of this SAI, there are no financial statements to include in the SAI.

                                   APPENDIX A

                        Description of Securities Ratings

S&P

Corporate and Municipal Bonds

AAA Debt obligations rated AAA have the highest ratings assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A Debt obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.
BBB Debt obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.
BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
CCC Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.
NR No public rating has been requested, there may be insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.


MOODY'S

Corporate and Municipal Bonds

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.
B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be presented elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR No public rating has been requested, there may be insufficient information on which to base a rating, or that Moody's does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                 -   Leading market positions in well established industries.
                 -   High rates of return on funds employed.
                 - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
                 - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                 - Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax-Exempt Notes

MIG-1 The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
MIG-2 MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

PART C

                                OTHER INFORMATION

Item 23. Exhibits.

    EXHIBIT
     NUMBER     DESCRIPTION
     -------    ----------
       (1)(a)   Articles of Incorporation of Registrant.*
          (b)   Articles of Amendment, dated June 29, 1992.*
          (c)   Articles of Supplementary, dated June 29, 1994.*
          (d)   Articles of Supplementary, dated August 15, 1995.*
          (e)   Articles of Amendment, dated January 22, 1997.*
          (f)   Articles Supplementary, dated January 22, 1997.*
          (g)   Articles Supplementary, dated April 30, 1999.*
          (h)   Form of Articles Supplementary, dated September 20, 1999.*
          (i)   Articles Supplementary, dated February 17, 2000.*
          (j)   Articles Supplementary, dated February 27, 2001.*
          (k)   Articles Supplementary, dated April 4, 2001.*
          (l)   Articles Supplementary, dated November 14, 2001. *
          (m)   Articles Supplementary, dated March 26, 2002.*
          (n)   Articles of Amendment, dated May 22, 2002.*
          (o)   Articles Supplementary, dated May 22, 2002.*
          (p)   Articles Supplementary, dated February 25, 2003 (filed
                herewith).
       (2)      Bylaws of Registrant.*
       (3)      Not Applicable.
       (4)(a)   Form of Specimen stock certificate of common stock of BNY
                Hamilton Money Fund.*
          (b)   Form of Specimen stock certificate of common stock of BNY
                Hamilton Intermediate Government Fund.*
          (c)   Form of specimen stock certificate of common stock of BNY
                Hamilton Intermediate New York Tax-Exempt Fund.*
          (d)   Form of specimen stock certificate of common stock of BNY
                Hamilton Equity Income Fund.*
       (5)(a)   Investment Advisory Agreement between BNY Hamilton Money Fund and The Bank of New York.*
          (b)   Investment Advisory Agreement between BNY Hamilton Intermediate
                Government Fund and The Bank of New York.*
          (c)   Investment Advisory Agreement between BNY Hamilton Intermediate
                New York Tax-Exempt Fund and The Bank of New York.*
          (d)   Investment Advisory Agreement between BNY Hamilton Equity Income
                Fund and The Bank of New York.*
          (e)   Investment Advisory Agreement between BNY Hamilton Treasury
                Money Fund and The Bank of New York.*
          (f)   Investment Advisory Agreement between BNY Hamilton Large Cap
                Growth Fund and The Bank of New York.*
          (g)   Investment Advisory Agreement between BNY Hamilton Small Cap
                Growth Fund and The Bank of New York.*
          (h)   Investment Advisory Agreement between BNY Hamilton International
                Equity Fund and The Bank of New York.*
          (i)   Investment Advisory Agreement between BNY Hamilton Intermediate
                Investment Grade Fund and The Bank of New York.*
          (j)   Investment Advisory Agreement between BNY Hamilton Intermediate
                Tax-Exempt Fund and The Bank of New York.*
          (k)   Sub-advisory agreement between BNY Hamilton International Equity
                Fund and Credit Agricole Asset Management (formerly known as
                IndoCam International Investment Services).*
          (l)   Investment Advisory Agreement between BNY Hamilton Large Cap
                Growth CRT Fund and The Bank of New York.*
          (m)   Investment Advisory Agreement between BNY Hamilton Small Cap
                Growth CRT Fund and The Bank of New York.*

          (n) Investment Advisory Agreement between BNY Hamilton International Equity CRT Fund and The Bank of New York.*
          (o) Sub-advisory agreement between BNY Hamilton International Equity CRT Fund and Credit Agricole Asset Management (formerly known as IndoCam International Investment Services).*
          (p) Investment Advisory Agreement between BNY Hamilton U.S. Bond Market Index Fund and The Bank of New York.*
          (q) Investment Advisory Agreement between BNY Hamilton S&P 500 Index Fund and The Bank of New York.*
          (r) Investment Advisory Agreement between BNY Hamilton Large Cap Value Fund and The Bank of New York.*
          (s) Form of Investment Advisory Agreement between BNY Hamilton New York Tax-Free Money Market Fund and The Bank of New York.*
          (t) Form of Investment Advisory Agreement between BNY Hamilton Enhanced Income Fund and The Bank of New York.*
          (u) Form of Investment Advisory Agreement between BNY Hamilton Multi-Cap Equity Fund and The Bank of New York.*
          (v) Sub-advisory Agreement between BNY Hamilton Large Cap Value Fund and Estabrook Capital Management, Inc.*
          (w) Form of Sub-advisory Agreement between The Bank of New York and Gannett Welsh & Kotler LLC, with respect to the BNY Hamilton Multi-Cap Equity Fund.*
          (x) Form of Investment Advisory Agreement between BNY Hamilton High Yield Fund and The Bank of New York (filed herewith).
          (y) Form of Sub-Advisory Agreement between The Bank of New York and Seix Investment Advisors Inc. with respect to the BNY Hamilton High Yield Fund (filed herewith).
       (6)(a) Distribution Agreements between Registrant and BNY Hamilton Distributors, Inc.*
          (b) Supplement to Distribution Agreements between Registrant and BNY Hamilton Distributors, Inc.*
          (c) Distribution Agreement between Registrant on behalf of the BNY Hamilton High Yield Fund and BNY Hamilton Distributors, Inc. (filed herewith).
       (7)      Not Applicable.
       (8)(a)   Custody Agreement between Registrant and The Bank of New York.*
          (b) Cash Management and Related Services Agreement between each series of Registrant and The Bank of New York.*
          (c) Supplement to Custody Agreement between Registrant and The Bank of New York.*
          (d) Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York.*
          (e) Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*
          (f)   Additional Supplement to Cash Management and Related Services
                Agreement between Registrant and The Bank of New York.*
          (g)   Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*
          (h)   Additional Supplement to Cash Management and Related Services
                Agreement between Registrant and The Bank of New York.*
          (i)   Amended and Restated Appendix B to Custody Agreement between
                Registrant and The Bank of New York (filed herewith).
          (j)   Amended and Restated Schedule A to the Cash Management and
                Related Services Agreement between Registrant and The Bank of New York (filed herewith).
       (9)(a) Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
          (b) Fund Accounting Services Agreement between Registrant and The Bank of New York.*
          (c) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
          (d)   Form of Shareholder Servicing Agreement.*
          (e) Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*
          (f) Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Premier Shares).*
          (g)   No longer applicable.
          (h) Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Classic Shares).*
          (i) Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
          (j) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.*

          (k) Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
          (l) Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund (Hamilton Premier Shares).*
          (m) Supplement to Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*
          (n) Revised Fund Accounting Services Agreement between BNY Hamilton International Equity Fund and The Bank of New York.*
          (o) Form of Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares.*
          (p) Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
          (q) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.*
          (r) Supplement to Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
          (s) Supplement to Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*
          (t) Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Premier Shares).+
          (u) Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Classic Shares).+
          (v)   (i)Code of Ethics as adopted for the BNY Hamilton Funds, Inc.*
                (ii) Code of Ethics as adopted for Estabrook Capital Management LLC.*
                (iii) Code of Ethics as adopted for Credit Agricole Asset Management.*
                (iv) Code of Ethics as adopted for Gannett, Welsh & Kotler,
                Inc.+
                (v) Code of Ethics as adopted for Seix Investment Advisors Inc. (filed herewith).
          (w) Amended and Restated Rule 18f-3 Plan of BNY Hamilton Funds, Inc. (filed herewith).
          (x) Amendment to Exhibit A to the Administration Agreement between Registrant and BNY Hamilton Distributors, Inc. (filed herewith).
          (y) Amendment to Schedule A to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (filed herewith).
          (z)   Amendment to Fund Accounting Agreement (filed herewith).
          (aa) Fund Accounting Agreement Appendix A dated as of May 1, 2003 (filed herewith).
      (10)      Opinion and Consent of Counsel (filed herewith).
      (11)      Not Applicable.
      (12) Form of Seed Capital Agreement between Registrant and BNY Hamilton Distributors, Inc.*
      (13)      Not Applicable.
      (14)(a)   Rule 12b-1 Plan of BNY Hamilton Intermediate Government Fund.*
          (b) Rule 12b-1 Plan of BNY Hamilton Intermediate New York Tax-Exempt Fund.*
          (c)   Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*
          (d) Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton Classic Shares.*
          (e) Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund - Investor Shares.*
          (f) Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund - Investor Shares.*
          (g) Rule 12b-1 Plan of BNY Hamilton International Equity Fund - Investor Shares.*
          (h) Rule 12b-1 Plan of BNY Hamilton Intermediate Investment Grade Fund - Investor Shares.*
          (i) Rule 12b-1 Plan of BNY Hamilton Intermediate Tax-Exempt Fund - Investor Shares.*
          (j)   Rule 12b-1 Plan of BNY Hamilton Intermediate Treasury Money Fund
                - Hamilton Classic Shares.*
          (k) Rule 12b-1 Plan of BNY Hamilton U.S. Bond Market Index Fund - Investor Shares.*
          (l) Rule 12b-1 Plan of BNY Hamilton S&P 500 Index Fund - Investor Shares.*
          (m) Rule 12b-1 Plan of BNY Hamilton Large Cap Value Fund - Investor Shares.*
          (n) Rule 12b-1 Plan of BNY Hamilton New York Tax-Free Money Market Fund - Hamilton Classic Shares.+
          (o) Rule 12b-1 Plan of BNY Hamilton Enhanced Income Fund - Investor Shares.+
          (p) Rule 12b-1 Plan of BNY Hamilton Multi-Cap Equity Fund - Investor Shares.+
          (q) Rule 12b-1 Plan of BNY Hamilton High Yield Fund - Investor Shares (filed herewith).
      (15)      Not Applicable.
      (16)      Not Applicable.

Other Exhibit:  (1) Power of Attorney for Edward L. Gardner, James E. Quinn,
                Karen Osar, Kim Kelly and William J. Tomko dated October 5,
                2001.*
                (2) Power of Attorney for John R. Alchin dated August 6, 2002.*
                (3) Power of Attorney for Guy Nordahl dated April 2, 2003 (filed herewith).
                (4) Power of Attorney for Newton P.S. Merrill dated April 7, 2003 (filed herewith).

----------
*        Previously filed.

+        To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

         No person is controlled by or under common control with the Registrant.

Item 25. Indemnification.

         Reference is made to Article VI of Registrant's Bylaws and the Distribution Agreement each filed as exhibits hereto.

         Registrant, its Directors and officers, the other investment companies administered by the Administrator, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officers or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         The Registrant's investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business. The Bank of New York is not affiliated with BNY Hamilton Distributors, Inc.

         To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature:

         NAME                                                                                      TITLE/COMPANY
         ----                                                                                      -------------
         J. Carter Bacot.........................................................................  Retired; formerly Chairman and
Chief Executive Officer of Bank of New York Company, Inc.

         Richard Barth...........................................................................  Retired; formerly Chairman and
Chief Executive Officer of Ciba-Geigy Corporation (diversified chemical products)

         Frank J. Biondi, Jr. ...................................................................  Chairman, Biondi, Reiss Capital
Management LLC

         William R. Chaney.......................................................................  Senior Managing Director,
Waterview Advisors, LLC (Investment Adviser to Waterview Partners, LLC)

         Nicholas M. Donofrio....................................................................  Senior Vice President, Technology
and Manufacturing of IBM Corporation (developer and manufacturer of advanced information systems)

         Richard J. Kogan........................................................................  Chairman and Chief Executive
Officer of Schering-Plough Corporation (manufacturer of pharmaceutical and consumer products)

         John A. Luke, Jr. ......................................................................  Chairman, President and Chief
Executive Officer of Westvaco Corporation (manufacturer of paper, packaging, and specialty chemicals)

         John C. Malone .........................................................................  Chairman of Liberty Media Group
(producer and distributor of entertainment, sports, informational programming and electronic retailing services)

         Donald L. Miller........................................................................  Chief Executive Officer and
Publisher of Our World News, LLC (media)

         Catherine A. Rein ......................................................................  President and Chief Investment
Officer of Metropolitan Property and Casualty Insurance Company (insurance and services)

         William C. Richardson ..................................................................  President and Chief Executive
Officer of W.K. Kellog Foundation (a private foundation)

         Brian L. Roberts .......................................................................  President of Comcast Corp.
(developer, manager and operator of broadband cable networks and provider of content)

         The Registrant's investment sub-adviser, Seix Investment Advisors Inc. ("Seix"), is a company organized under the laws of New Jersey and an investment adviser registered under the Investment Advisers Act of 1940.

         To the knowledge of the Registrant, none of the directors or officers of Seix, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of Seix who is engaged in another business, profession, vocation or employment of a substantial nature:

         NAME                                                                                      TITLE/COMPANY
         ----                                                                                      ------------
         Christina Seix..........................................................................  Director Freddie Mac Corporation

Item 27. Principal Underwriters.

         (a) BNY Hamilton Distributors, Inc., which is located at 90 Park Avenue, New York, New York 10016, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

         (b) The information required by this Item 27 with respect to each director, officer or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities Exchange Act of 1934.

         (c)      Not Applicable.

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         The Registrant undertakes that, if requested to do so by 10% of its outstanding shares, the Registrant will promptly call a meeting of shareholders for the purpose of voting on the removal of a director or directors and Registrant will assist with shareholder communications as required by Section 16(c) of the Investment Company Act of 1940.

         The Registrant hereby also undertakes that so long as the information required by Item 5 of Form N-1A is contained in the latest annual report to shareholders and not in the prospectuses of each Fund (other than BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund), the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Columbus, and the State of Ohio on the 21st day of April, 2003.

                                                     BNY HAMILTON FUNDS, INC.

                                                     By  Newton P.S. Merrill*
                                                         -----------------------
                                                         Newton P.S. Merrill
                                                         President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 21st day of April, 2003.

                 Name                                           Title
                 ----                                           -----
           Edward L. Gardner*                  Director and Chairman of the Board of Directors
---------------------------------------

             James E. Quinn*                   Director
---------------------------------------

               Karen Osar*                     Director
---------------------------------------

               Kim Kelly*                      Director
---------------------------------------

             John R. Alchin*                   Director
---------------------------------------

          Newton P.S. Merrill*                 Chief Executive Officer and Director
---------------------------------------

              Guy Nordahl*                     Treasurer and Principal Accounting Officer
---------------------------------------

*By      /s/ Michael A. Grunewald
         -----------------------------------
         Michael A. Grunewald
         Attorney-in-Fact pursuant to a power of attorney

                                  Exhibit Index

Exhibit Number          Description
--------------          -----------

Page
----

(10)                    Opinion and Consent of Counsel

(1)(p)                  Articles Supplementary, dated February 25, 2003

(5)(x) Form of Investment Advisory Agreement between BNY Hamilton High Yield Fund and The Bank of New York

(5)(y) Form of Sub-Advisory Agreement between The Bank of New York and Seix Investment Advisors Inc. with respect to the BNY Hamilton High Yield Fund

(6)(c) Distribution Agreement between Registrant on behalf of the BNY Hamilton High Yield Fund and BNY Hamilton Distributors, Inc.

(8)(i) Amended and Restated Appendix B to Custody Agreement between Registrant and The Bank of New York

(8)(j) Amended and Restated Schedule A to the Cash Management and Related Services Agreement between Registrant and The Bank of New York

(9)(v)(v)               Code of Ethics adopted for Seix Investment Advisors Inc.

(9)(w)                  Amended and Restated Rule 18f-3 Plan of BNY Hamilton
                        Funds, Inc.

(9)(x) Amendment to Exhibit A to the Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.

(9)(y) Amendment to Schedule A to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc.

(9)(z)                  Amendment to Fund Accounting Agreement (filed herewith).

(9)(aa) Fund Accounting Agreement Appendix A dated as of May 1, 2003 (filed herewith).

(14)(q)                 Rule 12b-1 Plan of BNY Hamilton High Yield Fund -
                        Investor Shares

Other Exhibit (3)       Power of Attorney for Guy Nordahl dated April 2, 2003

Other Exhibit (4)       Power of Attorney for Newton P.S. Merrill dated April 7,
                        2003